Shareholder Report	1 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Victory Portfolios II
Entity Central Index Key		0001547580
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000116524
Shareholder Report [Line Items]
Fund Name		Victory US 500 Enhanced Volatility Wtd Index Fund
Class Name		Class A
Trading Symbol		CUHAX
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number		800-539-3863
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$52	0.99%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.99%
AssetsNet	$ 26,577,000	$ 26,577,000	$ 26,577,000
Holdings Count | Holding	503	503	503
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,577
Number of Holdings	503
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.4%
Health Care	10.3%
Information Technology	12.1%
Industrials	18.6%
Financials	19.8%

C000116526
Shareholder Report [Line Items]
Fund Name		Victory US 500 Enhanced Volatility Wtd Index Fund
Class Name		Class C
Trading Symbol		CUHCX
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number		800-539-3863
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$91	1.74%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		1.74%
AssetsNet	$ 26,577,000	$ 26,577,000	$ 26,577,000
Holdings Count | Holding	503	503	503
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,577
Number of Holdings	503
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.4%
Health Care	10.3%
Information Technology	12.1%
Industrials	18.6%
Financials	19.8%

C000116527
Shareholder Report [Line Items]
Fund Name		Victory US 500 Enhanced Volatility Wtd Index Fund
Class Name		Class I
Trading Symbol		CUHIX
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number		800-539-3863
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$39	0.74%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.74%
AssetsNet	$ 26,577,000	$ 26,577,000	$ 26,577,000
Holdings Count | Holding	503	503	503
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,577
Number of Holdings	503
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.4%
Health Care	10.3%
Information Technology	12.1%
Industrials	18.6%
Financials	19.8%

C000116490
Shareholder Report [Line Items]
Fund Name		Victory Market Neutral Income Fund
Class Name		Class A
Trading Symbol		CBHAX
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number		800-539-3863
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.75%
AssetsNet	$ 2,564,055,000	$ 2,564,055,000	$ 2,564,055,000
Holdings Count | Holding	436	436	436
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,564,055
Number of Holdings	436
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.7%
Health Care	2.9%
Materials	4.9%
Industrials	6.0%
Consumer Discretionary	6.6%
Communication Services	6.7%
Consumer Staples	8.2%
Energy	12.0%
Utilities	16.0%
Financials	22.6%

C000116492
Shareholder Report [Line Items]
Fund Name		Victory Market Neutral Income Fund
Class Name		Class C
Trading Symbol		CBHCX
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number		800-539-3863
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$76	1.50%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		1.50%
AssetsNet	$ 2,564,055,000	$ 2,564,055,000	$ 2,564,055,000
Holdings Count | Holding	436	436	436
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,564,055
Number of Holdings	436
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.7%
Health Care	2.9%
Materials	4.9%
Industrials	6.0%
Consumer Discretionary	6.6%
Communication Services	6.7%
Consumer Staples	8.2%
Energy	12.0%
Utilities	16.0%
Financials	22.6%

C000116493
Shareholder Report [Line Items]
Fund Name		Victory Market Neutral Income Fund
Class Name		Class I
Trading Symbol		CBHIX
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number		800-539-3863
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$20	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.40%
AssetsNet	$ 2,564,055,000	$ 2,564,055,000	$ 2,564,055,000
Holdings Count | Holding	436	436	436
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,564,055
Number of Holdings	436
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.7%
Health Care	2.9%
Materials	4.9%
Industrials	6.0%
Consumer Discretionary	6.6%
Communication Services	6.7%
Consumer Staples	8.2%
Energy	12.0%
Utilities	16.0%
Financials	22.6%

C000219860
Shareholder Report [Line Items]
Fund Name		Victory Market Neutral Income Fund
Class Name		Member Class
Trading Symbol		CBHMX
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number		800-235-8396
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$28	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.55%
AssetsNet	$ 2,564,055,000	$ 2,564,055,000	$ 2,564,055,000
Holdings Count | Holding	436	436	436
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,564,055
Number of Holdings	436
Portfolio Turnover	39%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.7%
Health Care	2.9%
Materials	4.9%
Industrials	6.0%
Consumer Discretionary	6.6%
Communication Services	6.7%
Consumer Staples	8.2%
Energy	12.0%
Utilities	16.0%
Financials	22.6%

C000139051
Shareholder Report [Line Items]
Fund Name		VictoryShares US 500 Volatility Wtd ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US 500 Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US 500 Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 522,686,000	$ 522,686,000	$ 522,686,000
Holdings Count | Holding	502	502	502
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$522,686
Number of Holdings	502
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

T-Mobile US, Inc.	0.4%
Kinder Morgan, Inc.	0.4%
Visa, Inc., Class A	0.4%
Automatic Data Processing, Inc.	0.4%
Berkshire Hathaway, Inc., Class B	0.3%
Fiserv, Inc.	0.3%
Atmos Energy Corp.	0.3%
The Coca-Cola Co.	0.3%
Honeywell International, Inc.	0.3%
Loews Corp.	0.3%
Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.5%
Health Care	10.3%
Information Technology	12.2%
Industrials	18.6%
Financials	19.8%

C000157585
Shareholder Report [Line Items]
Fund Name		VictoryShares US Small Cap Volatility Wtd ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US Small Cap Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Cap Volatility Wtd ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.35%
AssetsNet	$ 36,938,000	$ 36,938,000	$ 36,938,000
Holdings Count | Holding	507	507	507
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,938
Number of Holdings	507
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

DT Midstream, Inc.	0.5%
Federated Hermes, Inc.	0.4%
IDACORP, Inc.	0.4%
TXNM Energy, Inc.	0.4%
Madison Square Garden Sports Corp.	0.4%
Alaska Air Group, Inc.	0.4%
Spire, Inc.	0.4%
Dolby Laboratories, Inc., Class A	0.3%
Cal-Maine Foods, Inc.	0.3%
Flowserve Corp.	0.3%
Value	Value
Communication Services	2.6%
Consumer Staples	5.0%
Utilities	5.6%
Energy	5.8%
Materials	6.0%
Health Care	6.2%
Information Technology	9.5%
Consumer Discretionary	13.9%
Industrials	20.0%
Financials	24.7%

C000157586
Shareholder Report [Line Items]
Fund Name		VictoryShares International Volatility Wtd ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares International Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Volatility Wtd ETF	$23	0.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.45%
AssetsNet	$ 94,530,000	$ 94,530,000	$ 94,530,000
Holdings Count | Holding	512	512	512
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$94,530
Number of Holdings	512
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Enbridge, Inc.	0.4%
London Stock Exchange Group PLC	0.4%
United Overseas Bank Ltd.	0.4%
Pembina Pipeline Corp.	0.4%
Deutsche Telekom AG	0.4%
Danone SA	0.4%
Oversea-Chinese Banking Corp. Ltd.	0.4%
Hydro One Ltd.	0.4%
Koninklijke KPN NV	0.4%
Fortis, Inc.	0.4%
Value	Value
Energy	5.1%
Utilities	5.5%
Materials	5.5%
Information Technology	5.7%
Health Care	6.7%
Communication Services	7.1%
Consumer Staples	9.6%
Consumer Discretionary	9.9%
Industrials	17.7%
FinancialsFootnote Reference**	25.1%

C000157588
Shareholder Report [Line Items]
Fund Name		VictoryShares US Large Cap High Div Volatility Wtd ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Large Cap High Div Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 339,610,000	$ 339,610,000	$ 339,610,000
Holdings Count | Holding	101	101	101
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$339,610
Number of Holdings	101
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Kinder Morgan, Inc.	1.7%
Entergy Corp.	1.5%
NiSource, Inc.	1.5%
The Williams Cos., Inc.	1.5%
Cisco Systems, Inc.	1.4%
PPL Corp.	1.4%
CME Group, Inc.	1.4%
Duke Energy Corp.	1.4%
ONEOK, Inc.	1.3%
Sempra	1.3%
Value	Value
Industrials	2.6%
Consumer Discretionary	3.1%
Materials	3.5%
Information Technology	4.7%
Communication Services	5.2%
Health Care	5.7%
Energy	12.5%
Consumer Staples	16.8%
Financials	20.2%
UtilitiesFootnote Reference**	25.1%

C000157589
Shareholder Report [Line Items]
Fund Name		VictoryShares US Small Cap High Div Volatility Wtd ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Cap High Div Volatility Wtd ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.35%
AssetsNet	$ 291,377,000	$ 291,377,000	$ 291,377,000
Holdings Count | Holding	105	105	105
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$291,377
Number of Holdings	105
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

DT Midstream, Inc.	2.1%
Federated Hermes, Inc.	1.7%
IDACORP, Inc.	1.7%
TXNM Energy, Inc.	1.6%
Spire, Inc.	1.6%
Cal-Maine Foods, Inc.	1.5%
New Jersey Resources Corp.	1.5%
National Fuel Gas Co.	1.5%
Kinetik Holdings, Inc.	1.4%
Northwestern Energy Group, Inc.	1.4%
Value	Value
Information Technology	1.2%
Health Care	3.0%
Communication Services	4.0%
Consumer Staples	5.0%
Materials	5.7%
Industrials	6.7%
Consumer Discretionary	13.4%
Energy	13.9%
Utilities	20.6%
FinancialsFootnote Reference**	25.8%

C000180597
Shareholder Report [Line Items]
Fund Name		VictoryShares Dividend Accelerator ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares Dividend Accelerator ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Dividend Accelerator ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 226,271,000	$ 226,271,000	$ 226,271,000
Holdings Count | Holding	75	75	75
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$226,271
Number of Holdings	75
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Franklin Resources, Inc.	3.9%
Altria Group, Inc.	3.9%
T. Rowe Price Group, Inc.	3.1%
Hormel Foods Corp.	2.9%
Chevron Corp.	2.6%
The Travelers Cos., Inc.	2.3%
Kimberly-Clark Corp.	2.3%
Emerson Electric Co.	2.3%
Bristol-Myers Squibb Co.	2.2%
Medtronic PLC	2.2%
Value	Value
Information Technology	1.3%
Utilities	3.8%
Energy	5.1%
Consumer Discretionary	6.9%
Materials	7.0%
Health Care	9.9%
Industrials	14.2%
Financials	24.6%
Consumer StaplesFootnote Reference**	26.6%

C000180594
Shareholder Report [Line Items]
Fund Name		VictoryShares US Multi-Factor Minimum Volatility ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US Multi-Factor Minimum Volatility ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Multi-Factor Minimum Volatility ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 112,891,000	$ 112,891,000	$ 112,891,000
Holdings Count | Holding	70	70	70
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$112,891
Number of Holdings	70
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	10.9%
Microsoft Corp.	9.2%
Walmart, Inc.	4.2%
Johnson & Johnson	3.4%
Exxon Mobil Corp.	3.3%
The Procter & Gamble Co.	3.1%
Cencora, Inc.	3.0%
Republic Services, Inc.	3.0%
Automatic Data Processing, Inc.	2.9%
Aflac, Inc.	2.8%
Value	Value
Real Estate	0.4%
Consumer Discretionary	2.2%
Materials	2.3%
Communication Services	3.1%
Financials	7.0%
Energy	8.7%
Consumer Staples	10.8%
Industrials	16.3%
Health Care	20.1%
Information TechnologyFootnote Reference**	28.8%

C000139053
Shareholder Report [Line Items]
Fund Name		VictoryShares US 500 Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US 500 Enhanced Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 427,748,000	$ 427,748,000	$ 427,748,000
Holdings Count | Holding	503	503	503
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$427,748
Number of Holdings	503
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

T-Mobile US, Inc.	0.4%
Kinder Morgan, Inc.	0.4%
Visa, Inc., Class A	0.4%
Automatic Data Processing, Inc.	0.4%
Berkshire Hathaway, Inc., Class B	0.3%
Fiserv, Inc.	0.3%
Atmos Energy Corp.	0.3%
The Coca-Cola Co.	0.3%
Honeywell International, Inc.	0.3%
Loews Corp.	0.3%
Value	Value
Communication Services	4.1%
Materials	4.4%
Energy	5.0%
Utilities	7.1%
Consumer Staples	8.1%
Consumer Discretionary	9.4%
Health Care	10.3%
Information Technology	12.2%
Industrials	18.6%
Financials	19.8%

C000139055
Shareholder Report [Line Items]
Fund Name		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US EQ Income Enhanced Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 763,812,000	$ 763,812,000	$ 763,812,000
Holdings Count | Holding	106	106	106
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$763,812
Number of Holdings	106
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Kinder Morgan, Inc.	1.7%
Entergy Corp.	1.5%
NiSource, Inc.	1.5%
The Williams Cos., Inc.	1.5%
Cisco Systems, Inc.	1.4%
PPL Corp.	1.4%
CME Group, Inc.	1.4%
Duke Energy Corp.	1.4%
ONEOK, Inc.	1.3%
Sempra	1.3%
Value	Value
Industrials	2.6%
Consumer Discretionary	3.1%
Materials	3.5%
Information Technology	4.7%
Communication Services	5.2%
Health Care	5.7%
Energy	12.5%
Consumer Staples	16.8%
Financials	20.2%
UtilitiesFootnote Reference**	25.1%

C000139052
Shareholder Report [Line Items]
Fund Name		VictoryShares US Discovery Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US Discovery Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Discovery Enhanced Volatility Wtd ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.35%
AssetsNet	$ 41,152,000	$ 41,152,000	$ 41,152,000
Holdings Count | Holding	508	508	508
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$41,152
Number of Holdings	508
Portfolio Turnover	23%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

DT Midstream, Inc.	0.5%
Federated Hermes, Inc.	0.4%
IDACORP, Inc.	0.4%
TXNM Energy, Inc.	0.4%
Madison Square Garden Sports Corp.	0.4%
Alaska Air Group, Inc.	0.4%
Spire, Inc.	0.4%
Dolby Laboratories, Inc., Class A	0.3%
Cal-Maine Foods, Inc.	0.3%
Flowserve Corp.	0.3%
Value	Value
Communication Services	2.6%
Consumer Staples	5.0%
Utilities	5.6%
Energy	5.8%
Materials	6.0%
Health Care	6.2%
Information Technology	9.5%
Consumer Discretionary	14.0%
Industrials	20.0%
Financials	24.7%

C000230775
Shareholder Report [Line Items]
Fund Name		VictoryShares THB Mid Cap ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares THB Mid Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
THB Mid Cap ETF	$28	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.55%
AssetsNet	$ 84,583,000	$ 84,583,000	$ 84,583,000
Holdings Count | Holding	30	30	30
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$84,583
Number of Holdings	30
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Houlihan Lokey, Inc.	4.6%
Keysight Technologies, Inc.	4.3%
Westinghouse Air Brake Technologies Corp.	4.2%
NVR, Inc.	4.2%
Brown & Brown, Inc.	4.1%
Ingredion, Inc.	4.0%
Teledyne Technologies, Inc.	4.0%
Fastenal Co.	3.8%
PTC, Inc.	3.8%
CF Industries Holdings, Inc.	3.8%
Value	Value
Materials	7.2%
Consumer Staples	7.6%
Health Care	9.7%
Consumer Discretionary	11.4%
Financials	11.9%
Information Technology	12.1%
IndustrialsFootnote Reference**	39.9%

C000243210
Shareholder Report [Line Items]
Fund Name		VictoryShares Free Cash Flow ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares Free Cash Flow ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow ETF	$21	0.39%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.39%
AssetsNet	$ 1,688,967,000	$ 1,688,967,000	$ 1,688,967,000
Holdings Count | Holding	55	55	55
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,688,967
Number of Holdings	55
Portfolio Turnover	79%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

QUALCOMM, Inc.	3.6%
Merck & Co., Inc.	3.5%
General Motors Co.	3.3%
Exxon Mobil Corp.	3.2%
Chevron Corp.	3.2%
The Cigna Group	3.0%
Gilead Sciences, Inc.	2.7%
Expedia Group, Inc.	2.6%
ConocoPhillips Co.	2.6%
Pfizer, Inc.	2.6%
Value	Value
Materials	1.6%
Utilities	2.0%
Communication Services	2.0%
Industrials	8.1%
Information Technology	11.7%
Consumer Discretionary	20.8%
Energy	23.0%
Health CareFootnote Reference**	30.4%

C000243212
Shareholder Report [Line Items]
Fund Name		VictoryShares Small Cap Free Cash Flow ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		Semi-annual shareholder report
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Small Cap Free Cash Flow ETF	$25	0.49%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.49%
AssetsNet	$ 180,529,000	$ 180,529,000	$ 180,529,000
Holdings Count | Holding	205	205	205
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$180,529
Number of Holdings	205
Portfolio Turnover	65%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Royalty Pharma PLC, Class A	1.9%
Jazz Pharmaceuticals PLC	1.6%
Oscar Health, Inc., Class A	1.6%
Scorpio Tankers, Inc.	1.5%
Civitas Resources, Inc.	1.4%
International Seaways, Inc.	1.3%
Progyny, Inc.	1.2%
Chord Energy Corp.	1.2%
CONSOL Energy, Inc.	1.2%
Dillard's, Inc., Class A	1.1%
Value	Value
Utilities	0.6%
Financials	2.0%
Consumer Staples	2.5%
Materials	3.1%
Communication Services	7.2%
Information Technology	8.6%
Health Care	12.1%
Industrials	16.8%
Consumer Discretionary	19.0%
EnergyFootnote Reference**	27.8%

C000255423
Shareholder Report [Line Items]
Fund Name	VictoryShares Free Cash Flow Growth ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow Growth ETF	$3Footnote Reference**	0.39%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.39%
AssetsNet	$ 47,565,000	$ 47,565,000	$ 47,565,000
Holdings Count | Holding	100	100	100
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$47,565
Number of Holdings	100
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NVIDIA Corp.	4.1%
Meta Platforms, Inc., Class A	3.9%
Broadcom, Inc.	3.9%
Netflix, Inc.	3.1%
AppLovin Corp., Class A	3.1%
Alphabet, Inc., Class A	2.9%
Spotify Technology SA	2.8%
Palantir Technologies, Inc., Class A	2.5%
Booking Holdings, Inc.	2.5%
GE Vernova, Inc.	2.3%
Value	Value
Consumer Staples	1.8%
Health Care	7.4%
Communication Services	15.0%
Consumer Discretionary	16.2%
Industrials	17.2%
Information TechnologyFootnote Reference**	42.3%

C000210928
Shareholder Report [Line Items]
Fund Name		VictoryShares Short-Term Bond ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares Short-Term Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Short-Term Bond ETF	$17	0.33%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.33%
AssetsNet	$ 909,562,000	$ 909,562,000	$ 909,562,000
Holdings Count | Holding	676	676	676
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$909,562
Number of Holdings	676
Portfolio Turnover	15%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	35.2%
Asset-Backed Securities	26.6%
U.S. Treasury Obligations	16.8%
Yankee Dollars	6.5%
Collateralized Mortgage Obligations	3.1%
OtherFootnote Reference**	2.0%

C000210929
Shareholder Report [Line Items]
Fund Name		VictoryShares Core Intermediate Bond ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares Core Intermediate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Core Intermediate Bond ETF	$19	0.38%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.38%
AssetsNet	$ 2,369,462,000	$ 2,369,462,000	$ 2,369,462,000
Holdings Count | Holding	1,102	1,102	1,102
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,369,462
Number of Holdings	1,102
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	41.3%
Corporate Bonds	21.8%
U.S. Government Agency Mortgages	12.6%
Asset-Backed Securities	11.7%
Yankee Dollars	5.3%
Collateralized Mortgage Obligations	4.4%
Municipal BondsFootnote Reference**	1.2%

C000230774
Shareholder Report [Line Items]
Fund Name		VictoryShares Core Plus Intermediate Bond ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares Core Plus Intermediate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Core Plus Intermediate Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.40%
AssetsNet	$ 532,736,000	$ 532,736,000	$ 532,736,000
Holdings Count | Holding	1,013	1,013	1,013
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$532,736
Number of Holdings	1,013
Portfolio Turnover	16%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	28.2%
Asset-Backed Securities	17.1%
U.S. Government Agency Mortgages	15.4%
Corporate Bonds	14.1%
Collateralized Mortgage Obligations	9.1%
Yankee Dollars	4.0%
Municipal Bonds	3.6%
Collateralized Loan Obligations	2.4%
OtherFootnote Reference**	1.8%

C000230773
Shareholder Report [Line Items]
Fund Name		VictoryShares Corporate Bond ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Corporate Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.40%
AssetsNet	$ 136,647,000	$ 136,647,000	$ 136,647,000
Holdings Count | Holding	386	386	386
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$136,647
Number of Holdings	386
Portfolio Turnover	8%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	76.8%
Yankee Dollars	16.6%
U.S. Treasury Obligations	5.5%

C000250755
Shareholder Report [Line Items]
Fund Name		VictoryShares WestEnd Economic Cycle Bond ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares WestEnd Economic Cycle Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd Economic Cycle Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.40%
AssetsNet	$ 60,849,000	$ 60,849,000	$ 60,849,000
Holdings Count | Holding	434	434	434
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$60,849
Number of Holdings	434
Portfolio Turnover	28%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	62.5%
Corporate Bonds	31.3%
Yankee Dollars	4.9%

C000210925
Shareholder Report [Line Items]
Fund Name		VictoryShares US Value Momentum ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US Value Momentum ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Value Momentum ETF	$11	0.20%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.20%
AssetsNet	$ 148,834,000	$ 148,834,000	$ 148,834,000
Holdings Count | Holding	126	126	126
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$148,834
Number of Holdings	126
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NiSource, Inc.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
Boston Scientific Corp.	1.3%
Duke Energy Corp.	1.3%
Blackrock, Inc.	1.2%
Fox Corp., Class A	1.2%
AvalonBay Communities, Inc.	1.2%
Walmart, Inc.	1.2%
Costco Wholesale Corp.	1.2%
Welltower, Inc.	1.2%
Value	Value
Materials	4.1%
Consumer Discretionary	5.6%
Utilities	5.9%
Communication Services	5.9%
Consumer Staples	9.1%
Real Estate	10.5%
Industrials	10.7%
Health Care	11.1%
Information Technology	11.2%
Financials	22.0%

C000210930
Shareholder Report [Line Items]
Fund Name		VictoryShares US Small Mid Cap Value Momentum ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares US Small Mid Cap Value Momentum ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Mid Cap Value Momentum ETF	$13	0.24%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.24%
AssetsNet	$ 286,250,000	$ 286,250,000	$ 286,250,000
Holdings Count | Holding	296	296	296
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$286,250
Number of Holdings	296
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Evergy, Inc.	0.8%
Post Holdings, Inc.	0.8%
Agree Realty Corp.	0.7%
Old Republic International Corp.	0.7%
Pinnacle West Capital Corp.	0.7%
Rithm Capital Corp.	0.7%
CareTrust REIT, Inc.	0.7%
COPT Defense Properties	0.7%
Black Hills Corp.	0.6%
National Fuel Gas Co.	0.6%
Value	Value
Utilities	3.9%
Consumer Staples	4.0%
Communication Services	4.3%
Energy	5.4%
Real Estate	8.8%
Information Technology	9.7%
Consumer Discretionary	13.4%
Financials	13.7%
Health Care	16.1%
Industrials	16.8%

C000210926
Shareholder Report [Line Items]
Fund Name		VictoryShares International Value Momentum ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares International Value Momentum ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Value Momentum ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.35%
AssetsNet	$ 218,300,000	$ 218,300,000	$ 218,300,000
Holdings Count | Holding	203	203	203
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$218,300
Number of Holdings	203
Portfolio Turnover	58%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Pembina Pipeline Corp.	0.9%
Hydro One Ltd.	0.9%
Waste Connections, Inc.	0.9%
Loblaw Cos. Ltd.	0.9%
Royal Bank of Canada	0.9%
Pearson PLC	0.9%
Deutsche Telekom AG	0.8%
AltaGas Ltd.	0.8%
Klepierre SA	0.8%
George Weston Ltd.	0.8%
Value	Value
Energy	5.0%
Health Care	5.3%
Information Technology	5.4%
Utilities	5.8%
Communication Services	6.0%
Materials	6.2%
Consumer Staples	9.5%
Consumer Discretionary	10.8%
Industrials	17.2%
Financials	23.6%

C000210927
Shareholder Report [Line Items]
Fund Name		VictoryShares Emerging Markets Value Momentum ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares Emerging Markets Value Momentum ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Emerging Markets Value Momentum ETF	$23	0.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.45%
AssetsNet	$ 179,364,000	$ 179,364,000	$ 179,364,000
Holdings Count | Holding	165	165	165
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$179,364
Number of Holdings	165
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Tenaga Nasional Bhd	1.3%
Sun Pharmaceutical Industries Ltd.	1.3%
CIMB Group Holdings Bhd	1.2%
Genting Bhd	1.2%
NEPI Rockcastle NV	1.1%
Cencosud SA	1.1%
HCL Technologies Ltd.	1.1%
Porto Seguro SA	1.1%
Uni-President Enterprises Corp.	1.1%
Falabella SA	1.0%
Value	Value
Communication Services	3.9%
Materials	5.3%
Consumer Staples	6.1%
Health Care	6.2%
Energy	6.4%
Utilities	8.1%
Consumer Discretionary	11.6%
Information Technology	15.1%
Industrials	16.2%
Financials	18.9%

C000238316
Shareholder Report [Line Items]
Fund Name		VictoryShares WestEnd U.S. Sector ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares WestEnd U.S. Sector ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd U.S. Sector ETF	$24	0.46%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.46%
AssetsNet	$ 441,255,000	$ 441,255,000	$ 441,255,000
Holdings Count | Holding	323	323	323
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$441,255
Number of Holdings	323
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Microsoft Corp.	5.8%
Apple, Inc.	5.3%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.8%
Eli Lilly & Co.	2.4%
Alphabet, Inc., Class A	2.4%
Tesla, Inc.	2.2%
Alphabet, Inc., Class C	2.1%
JPMorgan Chase & Co.	1.8%
Value	Value
Consumer Staples	10.0%
Communication Services	10.4%
Consumer Discretionary	10.8%
Health Care	18.6%
Financials	24.4%
Information TechnologyFootnote Reference**	25.5%

C000250754
Shareholder Report [Line Items]
Fund Name		VictoryShares WestEnd Global Equity ETF
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		The semi-annual shareholder report contains important information about VictoryShares WestEnd Global Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.60%
AssetsNet	$ 9,288,000	$ 9,288,000	$ 9,288,000
Holdings Count | Holding	11	11	11
InvestmentCompanyPortfolioTurnover		19.00%
C000250756
Shareholder Report [Line Items]
Fund Name			VictoryShares Hedged Equity Income ETF
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			Semi-annual shareholder report
Shareholder Report Annual or Semi-Annual			semi-annual shareholder report
Additional Information [Text Block]
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Hedged Equity Income ETF	$27Footnote Reference**	0.55%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.55%
AssetsNet	$ 25,284,000	$ 25,284,000	$ 25,284,000
Holdings Count | Holding	203	203	203
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,284
Number of Holdings	203
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Kinder Morgan, Inc.	1.5%
The Kraft Heinz Co.	1.3%
Entergy Corp.	1.3%
ONEOK, Inc.	1.2%
Philip Morris International, Inc.	1.2%
General Mills, Inc.	1.2%
Altria Group, Inc.	1.1%
Evergy, Inc.	1.1%
OGE Energy Corp.	1.1%
AT&T, Inc.	1.1%
Value	Value
Information Technology	0.9%
Communication Services	3.4%
Industrials	3.9%
Materials	5.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Energy	9.4%
Consumer Staples	14.4%
Financials	18.7%
Utilities	19.2%